Segment information - Results for the segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Time charter revenues	$ 35,913	$ 36,982	$ 107,036	$ 106,834
Other revenue	0	0	0	64
Total revenues	35,913	36,982	107,036	106,898
Operating expenses	(8,418)	(8,927)	(24,283)	(28,732)
Equity in earnings (losses) of joint ventures	5,774	621	2,202	(602)
Depreciation, amortization and impairment	(5,210)	(5,285)	(15,727)	(16,197)
Operating income (loss)	28,059	23,391	69,228	61,367
Gain (loss) on debt extinguishment	0	0	0	1,030
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(6,725)	(7,622)	(20,357)	(22,916)
Income (loss) before tax	21,334	15,769	48,871	39,481
Income tax benefit (expense)	(1,859)	(2,065)	(4,240)	(5,486)
Net income (loss)	19,475	13,704	44,631	33,995
Preferred unitholders' interest in net income	3,681	3,482	11,017	10,224
Limited partners' interest in net income (loss)	15,794	10,222	33,614	23,771
Vessels, net of accumulated depreciation	624,825		624,825		$ 640,431
Net investment in financing lease	275,433		275,433		278,904
Goodwill	251		251		251
Advances to joint ventures	4,069		4,069		3,831
Total assets	980,828		980,828		1,012,800
Accumulated earnings of joint ventures	5,472		5,472		3,270
Expenditures for vessels & equipment	8		8		211
Expenditures for drydocking	0		0		3,107
Impairment/retirement of equipment					0
Principal repayment direct financing lease	3,376		3,376		4,168
Amortization of above market & contract extension	694	916	2,358	2,716	3,631
Majority held FSRUs [Member]
Time charter revenues	35,913	36,982	107,036	106,834
Other revenue				64
Total revenues	35,913	36,982	107,036	106,898
Operating expenses	(6,831)	(7,490)	(19,676)	(24,071)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	29,082	29,492	87,360	82,827
Depreciation, amortization and impairment	(5,210)	(5,285)	(15,727)	(16,197)
Operating income (loss)	23,872	24,207	71,633	66,630
Gain (loss) on debt extinguishment				1,030
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(2,415)	(2,837)	(7,195)	(9,764)
Income (loss) before tax	21,457	21,370	64,438	57,896
Income tax benefit (expense)	(1,859)	(2,065)	(4,240)	(5,486)
Net income (loss)	19,598	19,305	60,198	52,410
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	19,598	19,305	60,198	52,410
Vessels, net of accumulated depreciation	624,825		624,825		640,431
Net investment in financing lease	275,433		275,433		278,904
Goodwill	251		251		251
Advances to joint ventures	0		0		0
Total assets	971,156		971,156		996,201
Accumulated earnings of joint ventures	0		0		0
Expenditures for vessels & equipment	8		8		211
Expenditures for drydocking	0		0		3,107
Impairment/retirement of equipment					0
Principal repayment direct financing lease	3,376		3,376		4,168
Amortization of above market & contract extension	694	916	2,358	2,716	3,631
Joint venture FSRUs [Member]
Time charter revenues	10,896	10,820	33,561	31,901
Other revenue				0
Total revenues	10,896	10,820	33,561	31,901
Operating expenses	(1,957)	(2,478)	(7,768)	(6,592)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	8,939	8,342	25,793	25,309
Depreciation, amortization and impairment	(2,490)	(2,528)	(7,475)	(7,532)
Operating income (loss)	6,449	5,814	18,318	17,777
Gain (loss) on debt extinguishment				0
Gain (loss) on derivative instruments	2,226	(2,165)	(7,264)	(9,354)
Other financial income (expense), net	(2,901)	(3,028)	(8,852)	(9,025)
Income (loss) before tax	5,774	621	2,202	(602)
Income tax benefit (expense)	0	0	0	0
Net income (loss)	5,774	621	2,202	(602)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	5,774	621	2,202	(602)
Vessels, net of accumulated depreciation	244,715		244,715		252,789
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	272,084		272,084		284,174
Accumulated earnings of joint ventures	0		0		0
Expenditures for vessels & equipment	73		73		195
Expenditures for drydocking	2		2		913
Impairment/retirement of equipment					(75)
Principal repayment direct financing lease	0		0		0
Amortization of above market & contract extension	0	0	0	0	0
Other Segments [Member]
Time charter revenues	0	0	0	0
Other revenue				0
Total revenues	0	0	0	0
Operating expenses	(1,587)	(1,437)	(4,607)	(4,661)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	(1,587)	(1,437)	(4,607)	(4,661)
Depreciation, amortization and impairment	0	0	0	0
Operating income (loss)	(1,587)	(1,437)	(4,607)	(4,661)
Gain (loss) on debt extinguishment				0
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(4,310)	(4,785)	(13,162)	(13,152)
Income (loss) before tax	(5,897)	(6,222)	(17,769)	(17,813)
Income tax benefit (expense)	0	0	0	0
Net income (loss)	(5,897)	(6,222)	(17,769)	(17,813)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	(5,897)	(6,222)	(17,769)	(17,813)
Vessels, net of accumulated depreciation	0		0		0
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	4,069		4,069		3,831
Total assets	9,672		9,672		16,599
Accumulated earnings of joint ventures	50		50		50
Expenditures for vessels & equipment	0		0		0
Expenditures for drydocking	0		0		0
Impairment/retirement of equipment					0
Principal repayment direct financing lease	0		0		0
Amortization of above market & contract extension	0	0	0	0	0
Total Segment Reporting [Member]
Time charter revenues	46,809	47,802	140,597	138,735
Other revenue				64
Total revenues	46,809	47,802	140,597	138,799
Operating expenses	(10,375)	(11,405)	(32,051)	(35,324)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	36,434	36,397	108,546	103,475
Depreciation, amortization and impairment	(7,700)	(7,813)	(23,202)	(23,729)
Operating income (loss)	28,734	28,584	85,344	79,746
Gain (loss) on debt extinguishment				1,030
Gain (loss) on derivative instruments	2,226	(2,165)	(7,264)	(9,354)
Other financial income (expense), net	(9,626)	(10,650)	(29,209)	(31,941)
Income (loss) before tax	21,334	15,769	48,871	39,481
Income tax benefit (expense)	(1,859)	(2,065)	(4,240)	(5,486)
Net income (loss)	19,475	13,704	44,631	33,995
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	19,475	13,704	44,631	33,995
Vessels, net of accumulated depreciation	869,540		869,540		893,220
Net investment in financing lease	275,433		275,433		278,904
Goodwill	251		251		251
Advances to joint ventures	4,069		4,069		3,831
Total assets	1,252,912		1,252,912		1,296,974
Accumulated earnings of joint ventures	50		50		50
Expenditures for vessels & equipment	81		81		406
Expenditures for drydocking	2		2		4,020
Impairment/retirement of equipment					(75)
Principal repayment direct financing lease	3,376		3,376		4,168
Amortization of above market & contract extension	694	916	2,358	2,716	3,631
Eliminations [Member]
Time charter revenues	(10,896)	(10,820)	(33,561)	(31,901)
Other revenue				0
Total revenues	(10,896)	(10,820)	(33,561)	(31,901)
Operating expenses	1,957	2,478	7,768	6,592
Equity in earnings (losses) of joint ventures	5,774	621	2,202	(602)
Depreciation, amortization and impairment	2,490	2,528	7,475	7,532
Gain (loss) on derivative instruments	(2,226)	2,165	7,264	9,354
Other financial income (expense), net	2,901	3,028	8,852	9,025
Net income (loss)	0	0	0	0
Preferred unitholders' interest in net income	3,681	3,482	11,017	10,224
Limited partners' interest in net income (loss)	(3,681)	(3,482)	(11,017)	(10,224)
Vessels, net of accumulated depreciation	(244,715)		(244,715)		(252,789)
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	(272,084)		(272,084)		(284,174)
Accumulated earnings of joint ventures	5,422		5,422		3,220
Expenditures for vessels & equipment	(73)		(73)		(195)
Expenditures for drydocking	(2)		(2)		(913)
Impairment/retirement of equipment					75
Principal repayment direct financing lease	0		0		0
Amortization of above market & contract extension	$ 0	$ 0	$ 0	$ 0	$ 0